Taxation (Details) - Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate [Abstract]
The Group profit before tax	$ 87,727	$ 45,443	$ 29,326
Less: Profit related to non-taxable subsidiaries	(75,100)	(36,022)	(17,108)
Profit before tax for entities subject to corporate taxation	12,627	9,421	12,218
Profit multiplied by the standard rate of tax in the UK of 19% (2021:19%) (2020: 19%)	2,399	1,790	2,322
Net disallowed expenditure	(9)	(71)	(34)
Non-UK expenses not deductible for tax purposes / income not taxable		67
Fixed asset temporary differences not recognized for deferred tax	10	1	14
Other temporary differences not recognized for deferred tax	32	28	9
Adjustment in respect of prior years	(22)	97	(7)
Income tax credits for North Star Underwriting Limited – current year	(22)	(21)	(9)
IGI Labuan and IGI Casablanca current year tax charges	58	78	72
Other movements		1
Release of deferred tax liabilities for IGI UK		(55)	(292)
Difference in corporation tax rates	(206)	(189)
Income tax charge for the year	$ 2,262	$ 1,747	$ 2,075